Form N-1A Supplement	Mar. 01, 2025
Global X Funds | Global X S&P 500 Covered Call ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Covered Call ETF (XYLD) (the “Fund”)

SUPPLEMENT DATED AUGUST 1, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2025 AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Important Notice Regarding Change in Investment Policy
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

At a meeting held on July 31, 2025, the Board of Trustees of the Fund approved certain changes to the Fund’s 80% investment policy. As of close of business on September 30, 2025 (the “Effective Date”), the following changes will occur, subject to further updates:

1.As of the Effective Date, the Fund’s 80% investment policy will be changed as set forth in the table below. All references to the 80% investment policy in the Fund’s Summary Prospectus, Statutory Prospectus, and SAI are hereby replaced with the new 80% investment policy.

Current 80% Investment Policy	New 80% Investment Policy as of the Effective Date
The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”).	The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”) or in investments that have economic characteristics that are similar to the economic characteristics of the component securities of the Underlying Index, either individually or in the aggregate.

2.As of the Effective Date, the first sentence of the ninth paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
The Adviser uses an indexing approach to try to achieve the Fund’s investment objective.
3.As of the Effective Date, the tenth and eleventh paragraphs in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are similar to the economic characteristics of such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.
Additionally, all references to a representative sampling strategy in the Fund’s Statutory Prospectus and SAI will apply to the Fund and all references to the Funds that use a representative sampling strategy in the Fund’s Statutory Prospectus and SAI will include the Fund.
4.    As of the Effective Date, the following is added to the section of the Fund’s Summary and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS:
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Additionally, the following is added to the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS”:
Representative Sampling Risk
Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.
5.As of the Effective Date, the following is added to the section of the Fund’s Summary and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS – ASSET CLASS RISK”:
ETF Investment Risk: The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund may be subject to the same risks as the underlying ETFs, including the risk that the underlying ETF’s shares trade at a premium or discount to NAV and the risk that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance.
With respect to underlying ETFs that seek to track an underlying index, while the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, lack of liquidity in the underlying ETF can result in its value being more volatile than the underlying portfolio securities. Further, an underlying ETF that tracks an index may also experience tracking error. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 (“1940 Act”). This means that there is no restriction under the 1940 Act on how much the Underlying ETF may invest in the securities of a single issuer. Therefore, the value of the Underlying ETF’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.
Additionally, the following is added to the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS – ASSET CLASS RISK”:
ETF Investment Risk
The Fund may hold ETFs to gain exposure to certain asset classes. As a result, the Fund may be subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF may experience tracking error in relation to the index tracked by the underlying ETF. In addition, an underlying ETF's shares may trade at a premium or discount to NAV.
In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of underlying ETFs, which could result in greater expenses to the Fund. By investing in an underlying ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the underlying ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. In addition, certain of the underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. If an underlying ETF fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance.
A complete list of each underlying ETF held by the Fund can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of each underlying ETF prior to investing in the Fund.
6.     As of the Effective Date, the section titled “Passive Investment Risk” under the section titled “SUMMARY OF PRINCIPAL INVESTMENT RISKS” in the Fund’s Summary Prospectus and Statutory Prospectus is hereby deleted in its entirety and replaced with the following:
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Additionally, the section titled “Passive Investment Risk” under the section titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” in the Fund’s Statutory Prospectus is hereby deleted in its entirety and replaced with the following:
Indexing Strategy Risk
The Fund is generally not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index regardless of their investment merits, and the Adviser does not otherwise attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Index-Related Risk
There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Management Risk
The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, the Fund is subject to management risk. That is, the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. While the Fund is passively managed, implementation of the Fund’s principal investment strategy may result in tracking error risk, which is described below. The ability of the Adviser to successfully implement the Fund’s investment strategies will influence the Fund’s performance significantly.
Tracking Error Risk
Tracking error is the divergence of the Fund's performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. ETFs that track indices with significant weight in emerging markets issuers may experience higher tracking error than other ETFs that do not track such indices.
7.    As of the Effective Date, the last sentence of the second paragraph in the section titled “INVESTMENT ADVISER” in the Fund’s Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Supervision and Administration Agreement for the Global X Russell 2000 Covered Call ETF, the Global X Russell 2000 Covered Call & Growth ETF, the Global X S&P 500 Quality Dividend Covered Call ETF, the Global X MLP & Energy Infrastructure Covered Call ETF and the Global X S&P 500 ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by each such Fund in affiliated investment companies.

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